Segment Information - Schedule of Disaggregated Revenue Data by Geographical Operating Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregated revenue	$ 417,714	$ 225,710
Singapore [Member]
Disaggregated revenue	22,798	4,768
United States [Member]
Disaggregated revenue	180,783	118,126
Bhutan [Member]
Disaggregated revenue	171,443	34,222
Norway [Member]
Disaggregated revenue	36,553	33,052
Finland [Member]
Disaggregated revenue		21,966
Ethiopia [Member]
Disaggregated revenue	4,829	7,409
Others [Member]
Disaggregated revenue	$ 1,308	$ 6,167